GENERAL AND ADMINISTRATIVE EXPENSES	12 Months Ended
Dec. 31, 2021
GENERAL AND ADMINISTRATIVE EXPENSES.
GENERAL AND ADMINISTRATIVE EXPENSES

18.GENERAL AND ADMINISTRATIVE EXPENSES

	December 31, 2021	December 31, 2020
	$	$
Wages and benefits	4,883	2,920
Share-based compensation	6,224	1,323
Professional fees	2,635	1,168
Consulting fees	1,476	220
Travelling, representation and convention	627	397
Office and administration	6,747	727
Stock exchange, authorities, and communication	872	111
Depreciation and amortization	699	854
Loss on asset disposal	5	2
Other financial fees	35	48
General and administrative expenses	24,203	7,770

Included in the office and administration expenses are $1.2M in connection with the settlement of a litigation in September 2021.